Lease (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases - Operating Lease [Member] $ in Thousands	Jun. 30, 2023 USD ($)
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Operating lease ROU assets	$ 7,157
Operating lease liabilities, current	846
Operating lease liabilities, long-term	$ 5,433
Weighted average remaining lease term (in years)	10 years 10 months 6 days
Weighted average discount rate	5.10%